Document and Entity Information - USD ($)	12 Months Ended
	Nov. 30, 2015	Jan. 20, 2016
Document Type	10-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	CCL
Entity Registrant Name	CARNIVAL CORP
Entity Central Index Key	0000815097
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		577,744,614
Entity Public Float	$ 16,100,000,000
CARNIVAL PLC
Trading Symbol	CUK
Entity Registrant Name	CARNIVAL PLC
Entity Central Index Key	0001125259
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		216,456,140
Entity Public Float	$ 7,400,000,000